Segment data (Segment Operating Results and Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net revenues
Sales to external customers	¥ 28,403,118	¥ 27,234,521	¥ 25,691,911
Total net revenues	28,403,118	27,234,521	25,691,911
Operating expenses	25,549,147	24,483,957	23,399,799
Operating income	2,853,971	2,750,564	2,292,112
Assets	47,427,597	47,729,830	41,437,473
Investment in equity method investees	2,631,389	2,691,222	2,429,576
Depreciation expenses	1,625,837	1,409,075	1,250,853
Capital expenditure	4,059,216	3,357,568	2,678,691
Inter-segment Elimination
Net revenues
Inter-segment sales and transfers	(647,909)	(744,548)	(661,820)
Total net revenues	(647,909)	(744,548)	(661,820)
Operating expenses	(647,149)	(742,319)	(655,993)
Operating income	(760)	(2,229)	(5,827)
Assets	8,179,682	7,564,434	6,621,213
Investment in equity method investees	78,776	84,294	69,812
Capital expenditure	(10,010)	(31,086)	(30,693)
Automotive | Operating Segments
Net revenues
Sales to external customers	25,923,813	25,006,224	23,733,855
Inter-segment sales and transfers	53,603	55,905	47,549
Total net revenues	25,977,416	25,062,129	23,781,404
Operating expenses	23,528,418	22,736,819	21,842,626
Operating income	2,448,998	2,325,310	1,938,778
Assets	15,621,757	15,897,022	14,275,376
Investment in equity method investees	2,532,644	2,588,127	2,343,217
Depreciation expenses	900,434	819,280	789,266
Capital expenditure	1,389,289	1,262,670	1,044,510
Financial Services | Operating Segments
Net revenues
Sales to external customers	1,854,007	1,621,685	1,379,267
Inter-segment sales and transfers	42,217	39,464	41,780
Total net revenues	1,896,224	1,661,149	1,421,047
Operating expenses	1,556,998	1,299,316	1,126,156
Operating income	339,226	361,833	294,891
Assets	21,709,010	22,378,941	18,943,587
Investment in equity method investees	9,168	8,801	7,129
Depreciation expenses	697,991	564,619	437,896
Capital expenditure	2,638,111	2,086,481	1,624,944
All Other | Operating Segments
Net revenues
Sales to external customers	625,298	606,612	578,789
Inter-segment sales and transfers	552,089	649,179	572,491
Total net revenues	1,177,387	1,255,791	1,151,280
Operating expenses	1,110,880	1,190,141	1,087,010
Operating income	66,507	65,650	64,270
Assets	1,917,148	1,889,433	1,597,297
Investment in equity method investees	10,801	10,000	9,418
Depreciation expenses	27,412	25,176	23,691
Capital expenditure	¥ 41,826	¥ 39,503	¥ 39,930